DRONELOGICS ACQUISITION	12 Months Ended
Dec. 31, 2021
DRONELOGICS ACQUISITION

3. DRONELOGICS ACQUISITION

On April 30, 2020, the Company acquired all of the issued and outstanding shares of Dronelogics Systems Inc. (“Dronelogics”), excluding the cinematography division, a leading drone reseller and services company based in Burnaby, BC. The purpose of the acquisition was to increase the Company’s scope of products and services to include the sale of third-party manufactured UAVs and drone-as-a-service type work while adding immediate revenue to the business, for consideration of $500,000 cash and 645,088 common shares (the “Transaction”).

In connection with the Transaction, the Company paid fees of $160,000 to certain advisors consisting of $100,000 by way of 40,000 in shares at a price of $2.50 per share and $60,000 in cash. At closing, the Company (i) granted 89,000 incentive stock options to certain employees of Dronelogics pursuant to the Company’s share compensation plan, exercisable at a price equal to closing price of the shares on the CSE on January 31, 2020. The options have a term of 10 years and 14,000 vest in three equal tranches, on the grant date and first and second anniversaries of the date of grant while 70,000 vest on the first anniversary of the grant date, and (ii) awarded 75,000 RSUs to certain directors and officers of Dronelogics. RSUs were awarded to certain directors and officers of Dronelogics pursuant to the Company’s share compensation plan. The RSUs vest in three equal tranches, on the first, second and third anniversaries of the date of award.

The purchase price allocation (“PPA”) is as follows:

Number of shares of Draganfly Inc.	645,088
Fair value of common shares	$4.15
Fair value of shares of Draganfly Inc.	$2,178,960
Cash portion of purchase price	500,000
Total	$2,678,960

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

3. DRONELOGICS ACQUISITION (CONT’D)

Tangible assets acquired
Cash	$42,593
Accounts receivable	98,852
Inventory	629,684
Prepaids and deposits	93,997
Other current assets	3,014
Capital assets	54,946
Right-of-use assets	83,428
Accounts payable and accrued liabilities	(222,766)
Customer deposits	(245,959)
Loans	(245,752)
Other current liabilities	(8,437)
Lease liabilities	(87,203)
196,397
Identifiable intangible assets
Customer relationships	197,000
Website	119,000
316,000
Goodwill	2,166,563
Total consideration	$2,678,960

The Company estimated the fair value as follows:

●	Customer relationships based on an income approach, specifically multi-period excess earnings method, by identifying key customers, applying attribution rate of 15% per annum and discount rate of 18% per annum; and
●	Website based on an income approach, specifically relief from royalty methodology, using a reasonable royalty rate of 0.5% and discount rate of 17% per annum.

Furthermore, the excess of the consideration paid over the fair value of the identifiable assets (liabilities) acquired was recognized as goodwill, which primarily consisted of the assembled workforce.

From the date of the acquisition to December 31, 2020, the acquired business contributed $4,086,350 of revenue and a net income of $434,528.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars